Investments	12 Months Ended
Mar. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
6.	Investments

Investment, cost method

During the fiscal year ended March 31, 2014, the Company sold its investment in Runa Inc. for a total consideration of US$4,145,927 and recognized a gain of US$2,740,940. An amount of US$613,992 of the total consideration has been held in escrow for certain representations and warranties contained in the sale agreement. These representations and warranties have been assessed as accurate and the fair value of any obligation resulting from these representations and warranties is insignificant. Of the total amount held in escrow US$ 152,447 and US$ 461,545 are recoverable by October, 2014 and April, 2015 respectively.

Investments in equity interest

The Company’s investments in equity method investees interest were as follows:

Percent of ownership of equity shares
Tachyon Technology Private Limited (Impaired in fiscal 2011)	26%
Imere Technology Private Limited (up to October 8, 2012)	44%
Eterno Infotech Private Limited (Up to December 19, 2011)	43%
Bigslick Infotech Private Limited (Impaired in fiscal 2010)	37%

The following table presents financial information for equity method investees:

	For years ended March 31,
	2012	2013#	2014
	US$	US$	US$
Revenues	362,280	320,005	—
Total costs	700,337	72,910	—
Profit (loss) from operations	(338,057)	247,095	—
Earnings (loss) attributable to Rediff*	(215,735)	84,310	—

#	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.

*
Company’s share of profit (loss) of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.

During the fiscal year ended March 31, 2012, the Company sold its investment in Eterno Infotech Private Limited for a consideration of US$937,866 and recorded a gain of US$749,897 under the heading “Gain on sale of equity method investee” in consolidated statement of comprehensive loss.

During the fiscal year ended March 31, 2013, the Company sold its investment in Imere Technology Private Limited for a consideration of US$1,452,944 and recorded a gain of US$1,292,168 and included as “Gain on sale of equity method investee” in consolidated statement of comprehensive loss.